UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST ROBO-STOXTM Global Robotics and Automation Index ETF

Semi-Annual Report

October 31, 2013
(Unaudited)

ROBO-STOXTM
Global Robotics and Automation Index ETF
Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Approval of Advisory Agreements & Board Considerations	13
Disclosure of Fund Expenses	15
Supplemental Information	16

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
October 31, 2013 (Unaudited)

Description	Shares	Fair Value
Common Stock — 100.0%
Canada — 1.0%
MacDonald Dettwiler & Associates	956	$72,939

Finland — 0.9%
Cargotec, Cl B	1,828	66,864

France — 1.8%
Dassault Systemes	544	66,114
Schneider Electric	850	71,611
		137,725
Germany — 7.5%
Jenoptik	4,564	79,846
Krones	1,876	164,444
KUKA	3,540	161,305
Leoni	1,178	79,988
Siemens	600	76,724
		562,307
Hong Kong — 1.0%
Johnson Electric Holdings	101,204	72,839

Israel — 1.0%
Elbit Systems	1,366	73,021

Japan — 24.7%
Aida Engineering	7,800	75,121
Daihen	18,000	76,518
Denso	1,400	66,988
FANUC	800	127,896
Hitachi Kokusai Electric	6,000	80,423
IHI	18,000	75,786
Keyence	600	256,280
Mitsubishi Electric	6,000	65,595

Description	Shares	Fair Value
Nabtesco	3,000	$72,948
Nachi-Fujikoshi	12,000	58,578
Omron	4,200	159,748
Shinmaywa Industries	12,000	93,847
SMC	600	139,001
THK	3,200	69,448
Topcon	4,800	71,905
Toshiba Machine	12,000	61,873
Yaskawa Electric	12,000	154,500
Yokogawa Electric	5,400	70,294
Yushin Precision Equipment	3,800	76,943
		1,853,692
Netherlands — 2.0%
Fugro	1,188	74,335
QIAGEN*	3,374	77,603
		151,938
Norway — 1.0%
Kongsberg Gruppen	3,722	77,528

South Korea — 1.0%
SFA Engineering	1,815	77,340

Sweden — 3.2%
Arcam*	716	96,460
Beijer Alma	2,954	77,268
Elekta, Cl B	4,522	66,713
		240,441
Switzerland — 5.2%
ABB	6,666	170,222
Kardex	1,592	69,042
Swisslog Holding	65,510	76,531
Tecan Group	698	73,081
		388,876
Taiwan — 6.6%
Airtac International Group	10,000	72,500
Delta Electronics	16,000	83,051
Foxconn Technology	28,000	70,335
Hiwin Technologies	24,000	189,520
Teco Electric and Machinery	70,000	74,695
		490,101
United Kingdom — 2.8%
E2V Technologies	30,724	70,939
QinetiQ Group	23,488	74,531
Renishaw	2,462	63,990
		209,460

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
October 31, 2013 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — 40.3%
Consumer Discretionary— 1.9%
iRobot*	4,262	$144,354

Energy— 3.3%
Forum Energy Technologies*	2,730	79,880
Oceaneering International	1,942	166,779
		246,659
Health Care— 6.3%
Accuray*	9,982	67,378
Intuitive Surgical*	454	168,661
MAKO Surgical*	5,492	163,717
Varian Medical Systems*	994	72,145
		471,901
Industrials— 14.1%
Aerovironment*	6,826	185,053
Cubic	1,354	71,085
Deere(A)	904	73,983
ExOne*	1,712	87,877
John Bean Technologies	2,920	79,366
Lincoln Electric Holdings	2,394	165,761
Nordson	1,004	72,378
Northrop Grumman	764	82,138
Rockwell Automation	1,482	163,628
Teledyne Technologies*	870	77,273
		1,058,542
Information Technology— 14.7%
3D Systems*	3,002	186,844
Atmel*	10,218	74,387
Cognex	5,200	162,500
FARO Technologies*	3,746	177,935
FLIR Systems	2,348	66,871
Immersion*	5,664	72,046
Measurement Specialties*	1,336	74,455
Microchip Technology	1,860	79,906
National Instruments	2,416	70,185
Nuance Communications*	4,086	63,578
Trimble Navigation*	2,512	71,768
		1,100,475
Total United States		3,021,931

Total Common Stock
(Cost $7,483,393)		7,497,002

Total Investments - 100.0%
(Cost $7,483,393)		$7,497,002

Percentages are based on Net Assets of $7,495,947.

*	Non-income producing security.

Cl — Class

As of October 31, 2013, all of the Fund’s investments were considered level 1, in accordance with guidance on fair value measurements and disclosure under U.S. GAAP. Please refer to Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Statement of Assets and Liabilities
October 31, 2013 (Unaudited)

Assets:
Investments at Cost	$7,483,393
Cost of Foreign Currency	144,797
Investments at Fair Value	$7,497,002
Cash	23,581
Foreign Currency at Value	144,797
Total Assets	7,665,380

Liabilities:
Payable for Investment Securities Purchased	168,202
Payable Due to Investment Adviser	1,231
Total Liabilities	169,433

Net Assets	$7,495,947

Net Assets Consist of:
Paid-in Capital	$7,483,000
Accumulated Net Investment Loss	(1,231)
Accumulated Net Realized Gain on Investments	692
Net Unrealized Appreciation on Investments	13,609
Net Unrealized Depreciation on Foreign Currency Translations	(123)
Net Assets	$7,495,947

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$24.99

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF (1)
Statement of Operations
For the period ended October 31, 2013 (Unaudited)

Expenses:
Management Fees	$1,231
Total Expenses	1,231

Net Investment Loss	(1,231)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	244
Net Realized Gain on Foreign Currency Transactions	448
Net Unrealized Appreciation on Investments	13,609
Net Unrealized Depreciation on Foreign Currency Translations	(123)
Net Realized and Unrealized Gain on Investments	14,178

Net Increase in Net Assets Resulting from Operations	$12,947

(1)	The Fund commenced operations on October 21, 2013.

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF (1)
Statement of Changes in Net Assets
For the period ended October 31, 2013 (Unaudited)

Operations:
Net Investment Loss	$(1,231)
Net Realized Gain on Investments and Foreign Currency Transactions	692
Net Unrealized Appreciation on Investments and Foreign Currency Translations	13,486
Net Increase in Net Assets Resulting from Operations	12,947

Capital Share Transactions:
Issued In-Kind	7,483,000
Increase in Net Assets from Capital Share Transactions	7,483,000

Total Increase in Net Assets	7,495,947

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Net Investment Loss of $(1,231))	$7,495,947

Share Transactions:
Issued In-Kind	300,000
Net Increase in Shares Outstanding from Share Transactions	300,000

(1)	The Fund commenced operations on October 21, 2013.

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Financial Highlights
For the period ended October 31, 2013 (Unaudited)

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain on Investments		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
ROBO-STOXTM Global Robotics and Automation Index ETF
2013(3)	$25.00	$(0.01)	$—	†	$(0.01)	$—	$—	$—	$24.99	(0.04)%	$7,496	0.95	%(4)	(0.95	)%(4)	—%

*	Per share data calculated using average shares method.

†
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)
Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(3)	The Fund commenced operations on October 21, 2013.

(4)	Annualized

The accompanyning notes are an integral part of the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

1.	ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the ROBO-STOXTM Global Robotics and Automation Index ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO-STOXTM Global Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”), is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,200 to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,200 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
ROBO-STOXTM Global Robotics and Automation Index ETF	100,000	$1,200	$2,500,000	$1,200
	100,000	$1,200	$2,503,000	$1,200
	100,000	$1,200	$2,480,000	$1,200

3.	AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited) (Continued)

3.	AGREEMENTS (continued)

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.075% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO-STOXTM Global Robotics and Automation Index ETF (1)	$570,573	$—

(1)	The Fund commenced operations on October 21, 2013.

For the period ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO-STOXTM Global Robotics and Automation Index ETF (1)	$6,912,820	$—	$—

(1)	The Fund commenced operations on October 21, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited) (Continued)

5.	TAX INFORMATION

The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2014. As of October 31, 2013, there were no distributions by the Fund.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ROBO-STOXTM Global Robotics and Automation Index ETF	$7,483,393	$130,254	$(116,645)	$13,609

6.	RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”; which are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Concentration Risk

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Notes to Financial Statements
October 31, 2013 (Unaudited) (Concluded)

6.	RISKS OF INVESTING IN THE FUND (continued)

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of Robotics and Automation Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and Automation Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

7.	OTHER

At October 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 1, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Robo-StoxTM Global Robotics and Automation Index ETF (the “Fund”) and 2) a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”) on behalf of the Fund.

The initial approval of, as well as the continuation of, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement

Consistent with these responsibilities, prior to and at the Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

In connection with the Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser discussed services it proposed to provide to the Fund and its investment personnel. A representative from the Sub-Adviser also discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The Adviser’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the Meeting, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services To Be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser. Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Board noted that it had previously reviewed the Adviser and the Sub-Adviser’s registration form (“Form ADV”) as well as responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further noted that, as reported by the Adviser and Sub-Adviser’s representatives, there were no material changes in the information about the Adviser or the Sub-Adviser since the Board was last presented with such information.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Approval of Advisory Agreements & Board Considerations
(Unaudited) (Concluded)

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Adviser and Sub-Adviser’s experience working with exchange-traded funds. The Board acknowledged its familiarity with the types of services provided by both the Adviser and Sub-Adviser because they currently provide services to existing funds in the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services To Be Provided

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and the Sub-Adviser, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees paid by the Trust under the distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. In considering the fees payable to the Adviser and Sub-Adviser, the Board took into account that the Fund would be purchasing, holding and selling securities issued by foreign and emerging market companies, many of which would be micro- or small-capitalization companies, and the complexities associated with trading, from time to time, in such securities. Because the Fund is new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as assets of the Fund grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unified fee structure of the Fund. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

ROBO-STOXTM
Global Robotics and Automation Index ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/21/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period
ROBO-STOXTM Global Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$999.60	0.95%	$0.26(1)
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 10/365 (to reflect the period since the commencement of operations).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

ROBO-STOXTM
Global Robotics and Automation Index ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at robostox.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: January 6, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: January 6, 2014